Restructuring and Asset Impairment Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Loss on contract termination	$ 5,500
Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Cash-based restructuring charges	$ 4,683
Subscriber Contracts In New Zealand And Puerto Rico
Restructuring Cost and Reserve [Line Items]
Amortization of subscriber acquisition costs		$ 4,800